Income tax and social contribution (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Calculation Of Income Tax And Social Contribution Charges [Abstract]
Income before income tax and social contribution		R$ 23,743,559	R$ 31,905,456	R$ 9,603,583
Total burden of income tax and social contribution at the current rates	[1]	(10,684,602)	(14,357,455)	(4,321,612)
Effect of additions and exclusions in the tax calculation:
Earnings (losses) of associates and joint ventures		773,285	764,876	687,623
Interest on shareholders' equity (paid and payable)		3,241,955	3,139,102	2,305,695
Net tax credit of deferred liabilities	[2]			2,341,220
Other amounts	[3]	240,406	(3,459,253)	7,621,396
Income tax and social contribution		R$ (6,428,956)	R$ (13,912,730)	R$ 8,634,322
Effective rate		27.10%	43.60%	(89.90%)

[1]	Current rates: (i) 25% for income tax; (ii) of 15% for the social contribution to financial and equated companies, and of the insurance industry, and of 20%, from September 2015 to December 2018, in accordance with Law no 13,169/15; and (iii) of 9% for the other companies (Note 2w);
[2]	In 2015, refers to, constitution of deferred tax assets, net of deferred liabilities, related to the increase in the social contribution tax rate, according to Law no 13,169/15; and
[3]	Basically, includes, (i) the exchange rate variation of assets and liabilities, derived from investments abroad; (ii) the equalization of the effective rate of social contribution in relation to the rate of 45% shown; and (iii) the deduction incentives.